CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OPERATING ACTIVITIES
Loss for the year: From continuing operations | ¥		¥ (6,179)	¥ (4,445)	¥ (5,273)
Loss for the year: From discontinued operations | ¥		(23,817)	(18,591)	(36,176)
Adjustments for:
Depreciation and amortization | ¥		1,748	2,655	2,472
Provision for impairment of property, plant and equipment | ¥				7,542
Gain on disposal of property, plant and equipment | ¥		(45)	(1)	(2)
Reversal of write-down of inventories to net realizable value, net | ¥			(1,744)	(5,474)
Accretion expenses | ¥		60	311	433
Decrease in deferred income | ¥			(287)	(263)
Investment income realized from the available-for-sale investments | ¥				(631)
Loss on disposal of discontinued operations | ¥		15,571
Changes in working capital:
Rehabilitation fund | ¥		(11)	(15)	(107)
Inventories | ¥		(746)	(1,452)	11,624
Prepayments | ¥		(354)	(144)	59
Other receivables | ¥		(10,376)	(1,401)	(1,029)
Trade payables | ¥		(1,426)	(65)	(434)
Other payables and accrued liabilities | ¥		10,727	(3,088)	3,934
Taxes payable | ¥		102	(2)	1,756
Net cash flows used in operating activities | ¥		(14,746)	(28,269)	(21,569)
INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries | ¥		7,983
Proceeds from disposal of the available-for-sale investments | ¥				124,640
Net cash flows from acquisition of subsidiaries, net (Note 5) | ¥		(86)		8,964
Purchases of property, plant and equipment | ¥		(5,029)	(4,946)	(10,625)
Net proceeds from disposal of property, plant and equipment | ¥			10	45
Purchase of available-for-sale investments | ¥				(124,009)
Receipt of government grants | ¥				550
Net cash flows (used in)/from investing activities | ¥		2,868	(4,936)	(435)
FINANCING ACTIVITIES
Repayments to the Shareholder | ¥				(33,209)
Advances from the Shareholder | ¥				31,786
Repayments to related companies | ¥		(2,385)	(2,020)	(51,930)
Advances from related companies | ¥		15,015	7,601	65,722
Net cash flows from financing activities | ¥		12,630	5,581	12,369
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS | ¥		752	(27,624)	(9,635)
NET FOREIGN EXCHANGE DIFFERENCE | ¥		(1,102)	1,545	6,679
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | ¥		19,228	45,307	48,263
CASH AND CASH EQUIVALENTS AT END OF YEAR | ¥		18,878	19,228	45,307
Supplementary disclosures of cash flows information:
Cash receipt of government grants | ¥			52	660
Cash receipt of interest | ¥		¥ 48	¥ 194	¥ 425
USD [Member]
OPERATING ACTIVITIES
Loss for the year: From continuing operations | $	$ (949)
Loss for the year: From discontinued operations | $	(3,660)
Adjustments for:
Depreciation and amortization | $	269
Provision for impairment of property, plant and equipment | $
Gain on disposal of property, plant and equipment | $	(7)
Reversal of write-down of inventories to net realizable value, net | $
Accretion expenses | $	9
Decrease in deferred income | $
Investment income realized from the available-for-sale investments | $
Loss on disposal of discontinued operations | $	2,393
Changes in working capital:
Rehabilitation fund | $	(2)
Inventories | $	(115)
Prepayments | $	(54)
Other receivables | $	(1,595)
Trade payables | $	(221)
Other payables and accrued liabilities | $	1,649
Taxes payable | $	16
Net cash flows used in operating activities | $	(2,267)
INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries | $	1,227
Proceeds from disposal of the available-for-sale investments | $
Net cash flows from acquisition of subsidiaries, net (Note 5) | $	(13)
Purchases of property, plant and equipment | $	(773)
Net proceeds from disposal of property, plant and equipment | $
Purchase of available-for-sale investments | $
Receipt of government grants | $
Net cash flows (used in)/from investing activities | $	441
FINANCING ACTIVITIES
Repayments to the Shareholder | $
Advances from the Shareholder | $
Repayments to related companies | $	(367)
Advances from related companies | $	2,308
Net cash flows from financing activities | $	1,941
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS | $	115
NET FOREIGN EXCHANGE DIFFERENCE | $	(169)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | $	2,955
CASH AND CASH EQUIVALENTS AT END OF YEAR | $	2,901
Supplementary disclosures of cash flows information:
Cash receipt of government grants | $
Cash receipt of interest | $	$ 7